Related Party Transactions (Details) - Schedule of Transactions with Subsidiaries and Key Management Personnel - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Significant influenc Entity-KMP [Member]
Related Party Transactions (Details) - Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Subscription income		$ 107,322
Installation charges		125,071
Commisiio expenses		696,746
Bawith charges		25,245
Purchase of materails		5,111
Interest on loans		218
Trade receivable		352,424
Trade payable		2,712,683
Outstanding loan payable
Outstanding loan receivable		35,598
Outstanding receivable		1,083,034
Relatives of KMP [Member]
Related Party Transactions (Details) - Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Subscription income
Installation charges
Remuneration	[1]	20,507
Rent paid/ provided		6,703
Loans and Advances given		97,355
Outstanding loan receivable		95,443
Subsidiaries [member]
Related Party Transactions (Details) - Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Loan taken		3,853,017
Issue of Shares		2,501,000
Investment in CCD of Subsidary		3,853,017
Investments in shares of subsidaries		2,501,000
Loans and Advances given		3,853,017
Outstanding loan payable		3,853,017
Outstanding loan receivable		3,853,017
IPO amount with Lytus Inc Receivable		118,728
IPO amount of Lytus BVI Payable		118,728
KMP [Member]
Related Party Transactions (Details) - Schedule of Transactions with Subsidiaries and Key Management Personnel [Line Items]
Loan taken		311	292,904
Loan write bck		10
Loan Repayment		(19,000)	(304,500)
Remuneration	[1]	95,644	186,352
Rent paid/ provided
Reimursement of expenss		31,155
Trade payable		3,555	115,072
Outstanding loan payable		544,851	38,155
Outstanding receivable		$ 214,458	$ 214,458

[1]	As of March 31, 2022, the remuneration of CEO of GHSI was no longer payable.